Litigation (Tables)	12 Months Ended
Dec. 31, 2014
Litigation provisions
Litigation provisions
2014
CHF million
Balance at beginning of period	2,332
Increase in litigation accruals	2,899
Decrease in litigation accruals	(143)
Decrease for settlements and other cash payments	(4,256)
Foreign exchange translation	190
Balance at end of period	1,022